Scudder Kemper Investments, Inc.
                                             Two International Place
                                             Boston, MA 02110
                                             August 5, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund, each a series of Scudder State Tax Free Trust (Reg. No.2-84021) (811-3749) (each a "Fund", collectively the "Funds") Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 30 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 30, 1999.

         Comments or questions concerning this certificate may be directed to Robyn Reed at 617-295-2558.

                                                   Very truly yours,


                                                   Scudder State Tax Free Trust


                                          By:      /s/Caroline Pearson
                                                   ------------------------
                                                   Caroline Pearson
                                                   Assistant Secretary